INTANGIBLE ASSETS (Details) (CNY)	Dec. 31, 2012	Dec. 31, 2011
Intangible assets disclosures
Intangible assets	351,131,021	328,301,021
Less: accumulated amortization	(29,647,601)	(21,880,829)
Net book value - intangible assets to be amortized	11,189,366
Net book value	321,483,420	306,420,192
Trademark
Intangible assets disclosures
Intangible assets not subject to amortization	290,715,235	272,715,235
Net book value - intangible assets not subject to amortization	290,715,235	272,715,235
Golf Membership Certificate
Intangible assets disclosures
Intangible assets not subject to amortization	4,200,000	4,200,000
Net book value - intangible assets not subject to amortization	4,200,000	4,200,000
Others
Intangible assets disclosures
Intangible assets not subject to amortization	8,736,321	8,706,321
Net book value - intangible assets not subject to amortization	8,736,321	8,706,321
Noncompete agreements
Intangible assets disclosures
Intangible assets to be amortized	11,479,610	11,479,610
Less: accumulated amortization	(9,183,688)	(6,887,766)
Net book value - intangible assets to be amortized	2,295,922	4,591,844
Customer list
Intangible assets disclosures
Intangible assets to be amortized	15,942,578	11,142,578
Less: accumulated amortization	(10,499,636)	(7,846,786)
Net book value - intangible assets to be amortized	5,442,942	3,295,792
Supplier relationship
Intangible assets disclosures
Intangible assets to be amortized	9,700,000	9,700,000
Less: accumulated amortization	(1,455,000)	(485,000)
Net book value - intangible assets to be amortized	8,245,000	9,215,000
Technology patent
Intangible assets disclosures
Intangible assets to be amortized	9,240,000	9,240,000
Less: accumulated amortization	(7,392,000)	(5,544,000)
Net book value - intangible assets to be amortized	1,848,000	3,696,000
Cross-border travel agency license
Intangible assets disclosures
Intangible assets to be amortized	1,117,277	1,117,277
Less: accumulated amortization	(1,117,277)	(1,117,277)